UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0814
1.831205.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.0018%	$ 1,000.00	$ 1,044.00	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of June 30, 2014
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 50.7%	U.S. Government and U.S. Government Agency Obligations 52.2%
AAA 4.1%	AAA 4.5%
AA 2.9%	AA 2.9%
A 9.1%	A 9.4%
BBB 25.6%	BBB 23.8%
BB and Below 2.4%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	6.8	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.1	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 32.7%		Corporate Bonds 30.5%
	U.S. Government and U.S. Government Agency Obligations 50.7%		U.S. Government and U.S. Government Agency Obligations 52.2%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 1.0%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 2.7%		Municipal Bonds 2.4%
	Other Investments 0.7%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.3%	** Foreign investments	5.1%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (c)	$ 2,724,000	$ 2,753,773
2.875% 3/10/21 (c)	8,000,000	8,063,824
		10,817,597
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	426,373
4.25% 6/15/23	2,932,000	3,082,813
		3,509,186
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,230,103
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,216,558
6.45% 3/15/37	1,410,000	1,795,787
COX Communications, Inc. 3.25% 12/15/22 (c)	1,609,000	1,574,789
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,478,582
Discovery Communications LLC:
3.25% 4/1/23	604,000	592,545
6.35% 6/1/40	2,421,000	2,916,341
NBCUniversal, Inc.:
5.15% 4/30/20	3,234,000	3,699,867
6.4% 4/30/40	3,340,000	4,275,237
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	4,561,487
News America, Inc.:
6.15% 3/1/37	2,331,000	2,798,629
6.15% 2/15/41	1,822,000	2,204,649
Thomson Reuters Corp. 1.3% 2/23/17	1,374,000	1,375,525
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,861,887
4.5% 9/15/42	3,083,000	2,995,933
5.85% 5/1/17	1,239,000	1,393,267
5.875% 11/15/40	1,806,000	2,103,235
6.75% 7/1/18	4,425,000	5,235,536
8.25% 4/1/19	7,716,000	9,775,879
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,139,282
6.5% 11/15/36	2,337,000	2,855,662
Viacom, Inc.:
2.5% 9/1/18	546,000	557,992
3.5% 4/1/17	1,312,000	1,393,323
		77,032,095
TOTAL CONSUMER DISCRETIONARY		91,358,878

	Principal Amount	Value
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (c)	$ 2,178,000	$ 2,176,584
2.75% 4/1/23 (c)	2,276,000	2,172,626
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,140,120
		7,489,330
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	3,097,000	3,135,697
4% 12/5/23	3,097,000	3,239,115
		6,374,812
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,557,573
3.2% 1/25/23	1,807,000	1,744,646
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,646,467
		6,948,686
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,847,340
4% 1/31/24	2,394,000	2,458,504
4.25% 8/9/42	2,952,000	2,745,425
4.75% 5/5/21	4,000,000	4,410,768
5.375% 1/31/44	4,099,000	4,481,994
9.7% 11/10/18	2,242,000	2,937,408
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,157,840
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,144,519
4.75% 11/1/42	3,437,000	3,271,869
6.15% 9/15/43	1,680,000	1,920,712
7.25% 6/15/37	2,962,000	3,702,479
		34,078,858
TOTAL CONSUMER STAPLES		54,891,686
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,944,088
5.35% 3/15/20 (c)	3,724,000	4,121,191
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,059,091
5% 10/1/21	1,517,000	1,657,747
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,702,520
		16,484,637
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,907,304
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 3.8% 4/15/24	$ 6,783,000	$ 6,987,901
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,538,836
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	2,046,741
2.7% 4/1/19	397,000	402,072
3.875% 3/15/23	1,228,000	1,242,605
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,822,041
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,743,380
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,253,000	1,253,970
3.9% 5/15/24 (c)	1,322,000	1,318,415
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,658,457
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,376,667
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,478,580
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,700,068
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,981,848
Petro-Canada 6.05% 5/15/18	1,480,000	1,712,674
Petrobras Global Finance BV:
3% 1/15/19	714,000	700,898
3.25% 3/17/17	8,149,000	8,355,088
4.375% 5/20/23	7,020,000	6,760,611
4.875% 3/17/20	8,149,000	8,369,838
5.625% 5/20/43	6,681,000	6,046,305
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,724,153
5.375% 1/27/21	9,195,000	9,583,305
5.75% 1/20/20	6,461,000	6,905,517
7.875% 3/15/19	4,277,000	4,986,298
Petroleos Mexicanos:
3.125% 1/23/19 (c)	642,000	664,149
3.5% 7/18/18	5,440,000	5,717,440
3.5% 1/30/23	3,410,000	3,329,865
4.875% 1/24/22	3,398,000	3,675,956
4.875% 1/18/24	1,456,000	1,561,560
4.875% 1/18/24 (c)	3,083,000	3,306,518
5.5% 1/21/21	3,601,000	4,042,123
5.5% 6/27/44	7,799,000	8,118,759
6.375% 1/23/45 (c)	4,048,000	4,700,740
6.5% 6/2/41	7,675,000	8,922,188
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,064,871
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,841,461
6.125% 1/15/17	1,250,000	1,400,630

	Principal Amount	Value
Spectra Energy Capital, LLC 3.3% 3/15/23	$ 5,000,000	$ 4,782,695
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	693,016
2.95% 9/25/18	733,000	760,785
4.6% 6/15/21	873,000	952,999
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,413,411
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,161,416
4.55% 6/24/24	5,492,000	5,543,196
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	672,154
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,324,611
Williams Partners LP 4.3% 3/4/24	3,059,000	3,188,411
		185,442,526
TOTAL ENERGY		201,927,163
FINANCIALS - 16.6%
Banks - 6.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)	5,277,000	5,356,155
6.5% 6/10/19 (c)	1,340,000	1,507,500
Bank of America Corp.:
2.6% 1/15/19	5,065,000	5,123,865
3.3% 1/11/23	12,978,000	12,766,264
3.875% 3/22/17	10,557,000	11,246,699
4.1% 7/24/23	4,166,000	4,321,404
5.75% 12/1/17	12,290,000	13,877,204
6.5% 8/1/16	3,000,000	3,324,909
Bank of America NA 5.3% 3/15/17	3,403,000	3,742,228
Barclays Bank PLC 2.5% 2/20/19	2,600,000	2,633,179
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,390,653
3.375% 3/1/23	2,800,000	2,787,792
3.953% 6/15/16	3,838,000	4,049,082
4.05% 7/30/22	1,800,000	1,843,184
4.75% 5/19/15	4,790,000	4,964,773
5.3% 5/6/44	8,263,000	8,603,940
5.5% 9/13/25	1,663,000	1,853,892
6.125% 5/15/18	1,159,000	1,335,155
Credit Suisse AG 6% 2/15/18	6,486,000	7,389,052
Discover Bank:
4.2% 8/8/23	2,849,000	3,004,701
7% 4/15/20	2,309,000	2,773,040
8.7% 11/18/19	1,503,000	1,909,961
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,286,255
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 4,319,000	$ 6,347,107
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,994,937
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,262,786
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,728,915
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,217,458
JPMorgan Chase & Co.:
1.625% 5/15/18	8,510,000	8,475,713
2% 8/15/17	5,000,000	5,083,945
3.15% 7/5/16	4,200,000	4,377,530
3.25% 9/23/22	5,719,000	5,742,145
4.35% 8/15/21	4,371,000	4,730,996
4.5% 1/24/22	6,648,000	7,281,096
6.3% 4/23/19	3,920,000	4,634,059
KeyBank NA:
5.45% 3/3/16	1,618,000	1,740,023
5.8% 7/1/14	2,049,000	2,049,000
6.95% 2/1/28	800,000	1,009,358
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,864,759
5% 1/17/17	4,952,000	5,327,465
Regions Bank:
6.45% 6/26/37	7,720,000	9,172,827
7.5% 5/15/18	13,237,000	15,753,076
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,480,626
5.75% 6/15/15	814,000	850,768
7.75% 11/10/14	2,367,000	2,426,128
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	8,300,000	8,423,131
6% 12/19/23	5,383,000	5,817,085
6.1% 6/10/23	5,485,000	6,000,848
6.125% 12/15/22	8,239,000	9,006,965
Wells Fargo & Co.:
1.25% 7/20/16	14,500,000	14,624,004
3.676% 6/15/16	1,714,000	1,808,654
		259,322,291
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,593,000	1,647,221
BlackRock, Inc. 3.5% 3/18/24	9,600,000	9,707,664
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,428,418
2.625% 1/31/19	9,739,000	9,867,866
2.9% 7/19/18	6,251,000	6,439,418
5.25% 7/27/21	1,125,000	1,262,757

	Principal Amount	Value
5.625% 1/15/17	$ 3,000,000	$ 3,301,197
5.95% 1/18/18	755,000	859,016
6.15% 4/1/18	5,954,000	6,820,462
Lazard Group LLC:
4.25% 11/14/20	2,080,000	2,178,808
6.85% 6/15/17	3,241,000	3,676,454
Morgan Stanley, Inc.:
2.125% 4/25/18	4,257,000	4,303,252
3.75% 2/25/23	6,489,000	6,597,639
4.875% 11/1/22	4,345,000	4,661,694
5% 11/24/25	1,047,000	1,117,458
5.45% 1/9/17	4,980,000	5,485,241
5.75% 1/25/21	1,751,000	2,033,191
6.625% 4/1/18	10,165,000	11,881,299
		95,269,055
Consumer Finance - 1.1%
Discover Financial Services 3.85% 11/21/22	5,040,000	5,128,759
Ford Motor Credit Co. LLC:
1.5% 1/17/17	2,686,000	2,700,241
1.7% 5/9/16	6,586,000	6,669,379
2.875% 10/1/18	4,500,000	4,657,082
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,455,550
2.95% 5/9/16	774,000	806,899
3.5% 6/29/15	799,000	824,005
5.625% 5/1/18	9,700,000	11,113,329
Hyundai Capital America:
1.45% 2/6/17 (c)	5,241,000	5,260,030
1.625% 10/2/15 (c)	1,373,000	1,385,368
1.875% 8/9/16 (c)	1,083,000	1,098,846
2.125% 10/2/17 (c)	1,518,000	1,540,838
2.875% 8/9/18 (c)	1,921,000	1,976,319
		46,616,645
Diversified Financial Services - 0.5%
BP Capital Markets PLC:
3.814% 2/10/24	3,957,000	4,085,824
4.742% 3/11/21	3,000,000	3,362,115
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,110,000	4,330,913
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	4,259,000	4,281,470
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,131,395
5.15% 3/15/20	1,545,000	1,744,816
		18,936,533
Insurance - 2.1%
AIA Group Ltd. 2.25% 3/11/19 (c)	913,000	913,482
American International Group, Inc.:
4.875% 9/15/16	2,638,000	2,853,187
4.875% 6/1/22	1,252,000	1,393,516
5.6% 10/18/16	3,756,000	4,128,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.125% 5/27/16	$ 3,681,000	$ 3,831,715
3.5% 9/30/15	1,538,000	1,590,701
5% 9/30/20	1,402,000	1,572,330
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	428,923
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,278,282
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,500,307
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,529,042
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	1,135,000	1,288,339
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,704,715
4.368% 9/15/23	3,574,000	3,832,189
4.75% 2/8/21	1,477,000	1,650,000
6.75% 6/1/16	3,234,000	3,593,572
Metropolitan Life Global Funding I 3% 1/10/23 (c)	2,636,000	2,613,810
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,528,628
Pacific LifeCorp:
5.125% 1/30/43 (c)	5,252,000	5,439,906
6% 2/10/20 (c)	4,627,000	5,283,539
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	609,091
4.5% 11/16/21	2,157,000	2,373,444
6.2% 11/15/40	1,297,000	1,621,070
7.375% 6/15/19	1,250,000	1,547,785
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,819,945
Unum Group:
4% 3/15/24	5,930,000	6,116,024
5.625% 9/15/20	2,889,000	3,313,721
5.75% 8/15/42	5,234,000	6,085,383
		88,441,636
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,268,243
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,169,701
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,954,297
4.2% 12/15/23	4,000,000	4,230,568
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,852,573
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,552,740
4.25% 1/15/24	3,408,000	3,564,233

	Principal Amount	Value
DDR Corp.:
4.625% 7/15/22	$ 2,855,000	$ 3,053,542
4.75% 4/15/18	3,691,000	4,016,568
7.5% 4/1/17	1,944,000	2,242,913
9.625% 3/15/16	1,253,000	1,433,614
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,102,706
3.875% 10/15/22	3,512,000	3,573,123
4.375% 6/15/22	2,340,000	2,463,763
5.5% 3/1/16	1,270,000	1,360,341
5.95% 2/15/17	928,000	1,031,279
6.5% 1/15/18	2,445,000	2,795,126
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,447,899
5.375% 10/15/15	455,000	480,072
6% 9/15/17	2,405,000	2,688,386
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,225,286
HCP, Inc. 3.75% 2/1/16	2,272,000	2,374,529
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,757,332
4.7% 9/15/17	568,000	621,249
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,192,036
6.25% 6/15/17	3,000,000	3,219,984
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,456,471
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	1,354,000	1,382,924
Retail Opportunity Investments Partnership LP 5% 12/15/23	737,000	788,406
Simon Property Group LP:
4.125% 12/1/21	2,399,000	2,596,989
5.1% 6/15/15	2,220,000	2,316,859
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	926,639
Weingarten Realty Investors 3.375% 10/15/22	812,000	795,393
		71,935,784
Real Estate Management & Development - 2.7%
BioMed Realty LP:
2.625% 5/1/19	765,000	769,487
3.85% 4/15/16	3,700,000	3,870,729
4.25% 7/15/22	1,842,000	1,898,297
6.125% 4/15/20	1,392,000	1,604,404
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,297,292
4.95% 4/15/18	2,900,000	3,158,004
5.7% 5/1/17	5,000,000	5,511,560
6% 4/1/16	1,005,000	1,083,533
7.5% 5/15/15	523,000	552,325
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,881,108
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP: - continued
5.25% 3/15/21	$ 1,953,000	$ 2,097,116
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,690,024
4.625% 12/15/21	5,595,000	6,155,888
4.75% 7/15/20	2,827,000	3,155,676
5.375% 8/1/16	1,066,000	1,164,254
5.75% 6/15/17	5,343,000	6,029,485
Essex Portfolio LP 5.5% 3/15/17 (c)	670,000	742,020
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,135,892
4.125% 6/15/22	2,007,000	2,087,872
4.4% 2/15/24	4,876,000	5,111,345
4.75% 10/1/20	4,185,000	4,542,834
5.5% 12/15/16	2,290,000	2,499,995
6.625% 10/1/17	2,673,000	3,056,947
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,030,820
3.15% 5/15/23	4,988,000	4,502,264
4.5% 4/18/22	1,218,000	1,232,955
Mid-America Apartments LP:
4.3% 10/15/23	831,000	869,422
5.5% 10/1/15 (c)	6,290,000	6,649,165
Post Apartment Homes LP 3.375% 12/1/22	790,000	767,490
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	3,844,000	3,974,977
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,691,975
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,537,124
5.875% 6/15/17	2,430,000	2,731,371
Tanger Properties LP:
3.875% 12/1/23	1,792,000	1,826,921
6.125% 6/1/20	4,876,000	5,712,400
Ventas Realty LP 1.55% 9/26/16	2,853,000	2,881,787
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,717,811
4% 4/30/19	1,357,000	1,457,737
		110,680,306
TOTAL FINANCIALS		691,202,250

	Principal Amount	Value
HEALTH CARE - 1.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	$ 4,146,000	$ 4,141,663
2.2% 5/22/19	4,398,000	4,392,230
		8,533,893
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	2,118,000	2,044,967
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,385,486
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,921,754
UnitedHealth Group, Inc.:
2.75% 2/15/23	708,000	685,812
2.875% 3/15/23	5,473,000	5,365,970
WellPoint, Inc. 3.3% 1/15/23	1,974,000	1,970,605
		17,374,594
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,130,511
2.4% 2/1/19	712,000	719,144
4.15% 2/1/24	1,093,000	1,142,357
		2,992,012
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,282,974
2.9% 11/6/22	4,376,000	4,229,513
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,347,116
Perrigo Co. PLC:
1.3% 11/8/16 (c)	1,103,000	1,101,257
2.3% 11/8/18 (c)	1,180,000	1,179,356
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,440,494
Zoetis, Inc.:
1.875% 2/1/18	676,000	677,445
3.25% 2/1/23	1,649,000	1,630,314
		15,888,469
TOTAL HEALTH CARE		44,788,968
INDUSTRIALS - 0.4%
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	655,214	695,756
6.795% 2/2/20	822,057	875,491
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,433,864	2,798,944
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 774,291	$ 834,299
8.36% 1/20/19	3,143,249	3,492,935
		8,697,425
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,043,018
TOTAL INDUSTRIALS		16,740,443
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	838,396
MATERIALS - 0.7%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,847,872
4.25% 11/15/20	1,931,000	2,098,783
		5,946,655
Metals & Mining - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	3,750,000	3,885,338
4.25% 7/17/42 (c)	876,000	799,675
5.625% 10/18/43 (c)	4,583,000	5,058,569
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,254,224
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,919,941
6.25% 1/23/17	3,115,000	3,481,947
		21,399,694
TOTAL MATERIALS		27,346,349
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 6.3% 1/15/38	364,000	439,847
CenturyLink, Inc.:
5.15% 6/15/17	330,000	356,400
6% 4/1/17	825,000	910,594
6.15% 9/15/19	2,305,000	2,512,450
Embarq Corp.:
7.082% 6/1/16	2,793,000	3,107,472
7.995% 6/1/36	1,808,000	1,975,240
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,479,843
2.5% 9/15/16	3,710,000	3,823,737
4.5% 9/15/20	11,000,000	12,097,756

	Principal Amount	Value
6.25% 4/1/37	$ 1,380,000	$ 1,672,172
6.4% 9/15/33	4,059,000	4,965,395
6.55% 9/15/43	29,145,000	36,616,933
		74,957,839
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,563,753
3.125% 7/16/22	2,875,000	2,829,000
		8,392,753
TOTAL TELECOMMUNICATION SERVICES		83,350,592
UTILITIES - 3.6%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	3,819,000	4,339,618
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,756,960
2.95% 12/15/22	1,655,000	1,607,420
Dayton Power & Light Co. 1.875% 9/15/16 (c)	1,393,000	1,416,473
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,664,000	3,142,231
6.4% 9/15/20 (c)	6,054,000	7,187,067
Edison International 3.75% 9/15/17	2,401,000	2,561,471
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,564,755
4.25% 3/15/23	6,228,000	6,199,357
7.375% 11/15/31	4,145,000	4,893,007
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,072,815
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,706,045
3.75% 11/15/20	525,000	555,379
Monongahela Power Co. 4.1% 4/15/24 (c)	1,477,000	1,560,709
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,712,960
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,104,615
2.8% 5/1/23	5,110,000	4,918,160
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,461,024
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,295,415
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,584,818
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,422,507
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,681,487
5.625% 1/15/16	2,000,000	2,147,720
		75,892,013
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 1,182,000	$ 1,280,056
Multi-Utilities - 1.7%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,693,043
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,331,474
2.5341% 9/30/66 (f)	13,401,000	12,384,534
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	5,903,000	5,878,036
2% 11/15/18	4,545,000	4,551,981
National Grid PLC 6.3% 8/1/16	4,181,000	4,629,839
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,745,136
5.25% 2/15/43	4,094,000	4,402,274
5.4% 7/15/14	3,885,000	3,891,985
5.45% 9/15/20	4,156,000	4,756,218
5.8% 2/1/42	2,085,000	2,384,840
5.95% 6/15/41	3,834,000	4,432,771
6.4% 3/15/18	3,266,000	3,751,974
PG&E Corp. 2.4% 3/1/19	600,000	605,326
Puget Energy, Inc. 6% 9/1/21	524,000	617,540
Sempra Energy:
2.3% 4/1/17	4,185,000	4,295,497
2.875% 10/1/22	1,723,000	1,688,390
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	1,426,000	1,472,345
		71,513,203
TOTAL UTILITIES		148,685,272
TOTAL NONCONVERTIBLE BONDS (Cost $1,275,248,325)		1,361,129,997
U.S. Treasury Obligations - 29.1%

U.S. Treasury Bonds:
3.625% 8/15/43	68,501,000	72,204,301
3.625% 2/15/44	27,358,000	28,811,394
U.S. Treasury Notes:
0.5% 7/31/17	5,745,000	5,667,799
0.75% 2/28/18	98,100,000	96,544,232
0.875% 4/30/17	695,000	696,141
0.875% 5/15/17	60,000,000	60,075,000
0.875% 1/31/18	63,538,000	62,922,444
1% 5/31/18	69,810,000	69,040,973

	Principal Amount	Value
1.25% 10/31/18	$ 231,238,000	$ 229,413,290
1.375% 7/31/18	115,163,000	115,306,954
1.5% 12/31/18	57,607,000	57,629,524
1.5% 1/31/19	206,591,000	206,413,538
1.625% 4/30/19	19,965,000	19,997,763
1.625% 6/30/19	4,957,000	4,956,227
1.875% 10/31/17 (e)	20,552,000	21,118,783
2.25% 3/31/21	100,079,000	101,126,727
2.25% 4/30/21	17,013,000	17,175,151
2.75% 2/15/24	43,692,000	44,654,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,205,867,231)		1,213,754,819
U.S. Government Agency - Mortgage Securities - 23.4%

Fannie Mae - 14.0%
1.688% 5/1/34 (f)	1,013,491	1,044,776
1.751% 9/1/33 (f)	459,487	474,636
1.93% 10/1/33 (f)	29,531	30,470
1.94% 7/1/35 (f)	26,650	27,808
2.05% 3/1/35 (f)	11,598	11,951
2.058% 10/1/33 (f)	587,116	613,871
2.23% 7/1/34 (f)	41,766	43,987
2.303% 6/1/36 (f)	84,462	89,668
2.332% 3/1/35 (f)	37,707	39,433
2.361% 8/1/36 (f)	1,439,764	1,529,575
2.379% 7/1/35 (f)	70,143	74,515
2.393% 11/1/36 (f)	970,518	1,033,827
2.412% 2/1/36 (f)	703,859	750,214
2.421% 10/1/33 (f)	59,479	63,175
2.5% 1/1/43	7,310,102	6,934,032
2.542% 6/1/42 (f)	666,093	687,803
2.57% 12/1/35 (f)	356,957	381,092
2.583% 5/1/35 (f)	166,818	178,088
2.59% 9/1/36 (f)	847,028	907,379
2.594% 5/1/36 (f)	302,350	323,893
2.607% 7/1/37 (f)	127,893	137,006
2.949% 11/1/40 (f)	426,270	447,704
2.982% 9/1/41 (f)	458,397	480,625
3% 10/1/42 to 3/1/44	153,465,362	151,716,552
3.083% 10/1/41 (f)	233,134	244,167
3.229% 7/1/41 (f)	753,161	796,137
3.348% 10/1/41 (f)	406,112	426,931
3.5% 1/1/34 to 11/1/43	95,287,491	97,634,638
3.5% 7/1/44 (d)	24,700,000	25,398,546
3.553% 7/1/41 (f)	770,267	818,251
4% 9/1/26 to 1/1/44	86,212,697	91,614,835
4% 7/1/44 (d)	38,500,000	40,822,027
4% 7/1/44 (d)	3,000,000	3,180,937
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 5/1/25 to 1/1/43	$ 45,297,579	$ 49,203,765
4.5% 7/1/44 (d)	13,400,000	14,501,313
4.5% 7/1/44 (d)	7,200,000	7,791,750
4.5% 7/1/44 (d)	7,200,000	7,791,750
4.5% 7/1/44 (d)	2,800,000	3,030,125
5% 9/1/20 to 9/1/25	1,905,056	2,060,516
5.5% 11/1/17 to 3/1/39	39,323,209	44,009,763
5.5% 7/1/44 (d)	4,500,000	5,035,781
6% 1/1/23 to 1/1/42	12,628,163	14,226,212
6.5% 12/1/14 to 8/1/36	5,140,377	5,778,749
7% 3/1/15 to 8/1/32	978,745	1,130,388
7.5% 7/1/16 to 11/1/31	874,496	1,032,847
8% 1/1/30 to 5/1/30	41,868	50,481
8.5% 3/1/25 to 6/1/25	595	716
TOTAL FANNIE MAE		584,602,705
Freddie Mac - 4.8%
2% 3/1/36 (f)	147,727	154,604
2.03% 4/1/35 (f)	710,348	744,672
2.373% 1/1/35 (f)	105,990	112,173
2.785% 11/1/35 (f)	275,051	294,649
2.823% 3/1/33 (f)	7,545	8,083
3% 8/1/42 to 3/1/43	21,988,790	21,744,119
3.067% 10/1/35 (f)	113,906	121,743
3.234% 4/1/41 (f)	454,546	479,346
3.239% 9/1/41 (f)	451,643	476,169
3.281% 6/1/41 (f)	598,151	631,210
3.469% 5/1/41 (f)	515,795	546,689
3.5% 1/1/26 to 10/1/43	71,486,062	73,172,547
3.621% 6/1/41 (f)	783,933	832,068
3.695% 5/1/41 (f)	719,077	764,864
4% 6/1/24 to 4/1/42	28,360,588	30,083,935
4.5% 7/1/25 to 3/1/44	37,557,595	40,790,749
4.5% 7/1/44 (d)	7,500,000	8,111,720
5% 1/1/35 to 9/1/40	14,860,404	16,515,922
5.5% 1/1/38	295,626	331,067
6% 4/1/32 to 8/1/37	2,126,251	2,404,360
7.5% 5/1/17 to 11/1/31	85,377	100,839
8% 7/1/17 to 5/1/27	5,260	6,164
8.5% 3/1/20 to 1/1/28	80,212	95,147
TOTAL FREDDIE MAC		198,522,839
Ginnie Mae - 4.6%
3% 7/1/44 (d)	8,700,000	8,776,125
3.5% 1/15/41 to 1/20/44	35,626,108	37,108,170
3.5% 7/1/44 (d)	4,500,000	4,682,461

	Principal Amount	Value
3.5% 7/1/44 (d)	$ 2,700,000	$ 2,809,477
3.5% 7/1/44 (d)	700,000	728,383
3.5% 7/1/44 (d)	900,000	936,492
3.5% 7/1/44 (d)	2,600,000	2,705,422
4% 2/15/40 to 12/15/41	30,265,719	32,452,054
4% 7/1/44 (d)	2,200,000	2,352,625
4.5% 5/15/39 to 4/15/41	38,016,512	41,576,941
5% 3/15/39 to 6/20/41	36,810,165	40,958,470
5.5% 6/15/35	1,560,717	1,759,901
6% 3/15/29 to 6/15/36	11,030,398	12,676,606
6.5% 10/15/34 to 11/15/35	242,959	280,594
7% 1/15/28 to 7/15/32	1,898,888	2,238,174
7.5% 4/15/22 to 10/15/28	469,592	550,494
8% 2/15/17 to 9/15/30	34,312	40,412
8.5% 12/15/16 to 3/15/30	6,567	7,359
TOTAL GINNIE MAE		192,640,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $963,601,095)		975,765,704
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (f)	234,160	203,164
Airspeed Ltd. Series 2007-1A Class C1, 2.6518% 6/15/32 (c)(f)	2,311,139	1,305,793
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,147,126
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (f)	20,639	19,204
Series 2004-R2 Class M3, 0.9773% 4/25/34 (f)	31,593	20,570
Series 2005-R2 Class M1, 0.602% 4/25/35 (f)	254,992	254,312
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.93% 3/25/34 (f)	16,878	16,119
Series 2004-W11 Class M2, 1.202% 11/25/34 (f)	198,000	190,103
Series 2004-W7 Class M1, 0.9773% 5/25/34 (f)	209,000	202,843
Series 2006-W4 Class A2C, 0.312% 5/25/36 (f)	423,580	148,774
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.977% 4/25/34 (f)	681,054	626,339
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	$ 4,260,000	$ 4,295,707
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.292% 12/25/36 (f)	635,000	395,262
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (c)	475,595	477,100
Series 2013-2A Class A, 1.75% 11/15/17 (c)	2,647,536	2,657,608
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.402% 3/25/32 (MGIC Investment Corp. Insured) (f)	11,075	9,723
Series 2004-3 Class M4, 1.607% 4/25/34 (f)	28,610	20,733
Series 2004-4 Class M2, 0.947% 6/25/34 (f)	101,134	97,686
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	1,473,527	1,543,804
Fannie Mae Series 2004-T5 Class AB3, 0.9146% 5/28/35 (f)	13,702	12,745
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3273% 8/25/34 (f)	102,000	82,458
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.977% 3/25/34 (f)	3,702	3,407
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,254,655
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.887% 1/25/35 (f)	334,000	276,943
Class M4, 1.172% 1/25/35 (f)	122,221	68,646
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(f)	673,193	575,151
GE Business Loan Trust Series 2003-1 Class A, 0.5818% 4/15/31 (c)(f)	19,269	18,597
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	138,597	9,073
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.702% 9/25/46 (c)(f)	183,434	184,168
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.442% 8/25/33 (f)	181,070	169,952
Series 2003-5 Class A2, 0.852% 12/25/33 (f)	11,595	10,857
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.342% 1/25/37 (f)	436,000	271,730

	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.28% 11/25/36 (f)	$ 324,331	$ 320,590
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5639% 12/27/29 (f)	88,976	88,050
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.452% 5/25/37 (f)	146,790	1,300
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.127% 7/25/34 (f)	26,234	23,998
Series 2006-FM1 Class A2B, 0.26% 4/25/37 (f)	215,756	199,370
Series 2006-OPT1 Class A1A, 0.672% 6/25/35 (f)	364,410	346,943
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.832% 8/25/34 (f)	20,187	19,382
Series 2004-NC8 Class M6, 2.027% 9/25/34 (f)	76,769	50,877
Series 2005-NC1 Class M1, 0.812% 1/25/35 (f)	141,000	133,720
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.662% 9/25/35 (f)	503,000	398,556
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.402% 9/25/34 (f)	188,000	169,127
Class M4, 1.602% 9/25/34 (f)	241,000	154,815
Series 2005-WCH1 Class M4, 0.982% 1/25/36 (f)	520,000	459,384
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.952% 4/25/33 (f)	1,796	1,702
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.945% 3/25/35 (f)	342,236	297,941
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (f)	320,845	287,170
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.877% 9/25/34 (f)	17,445	14,121
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.012% 9/25/34 (f)	10,148	9,622
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(f)	630,180	635,347
TOTAL ASSET-BACKED SECURITIES (Cost $30,433,356)		30,182,367
Collateralized Mortgage Obligations - 0.5%
	Principal Amount	Value
Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.712% 1/25/35 (f)	$ 474,147	$ 473,168
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.223% 12/20/54 (c)(f)	3,441,536	3,408,498
Class C2, 1.353% 12/20/54 (c)(f)	2,117,000	2,095,830
Series 2006-2:
Class A4, 0.233% 12/20/54 (f)	1,026,907	1,017,048
Class C1, 1.093% 12/20/54 (f)	1,885,000	1,843,530
Series 2006-3:
Class A3, 0.233% 12/20/54 (f)	494,464	489,915
Class A7, 0.353% 12/20/54 (f)	537,503	533,741
Class C2, 1.153% 12/20/54 (f)	396,000	388,634
Series 2006-4:
Class A4, 0.253% 12/20/54 (f)	1,576,387	1,561,726
Class B1, 0.333% 12/20/54 (f)	1,059,000	1,031,360
Class C1, 0.913% 12/20/54 (f)	647,000	625,973
Class M1, 0.493% 12/20/54 (f)	279,000	270,239
Series 2007-1:
Class 1C1, 0.753% 12/20/54 (f)	654,000	625,943
Class 1M1, 0.453% 12/20/54 (f)	425,000	412,930
Class 2A1, 0.293% 12/20/54 (f)	1,236,911	1,226,273
Class 2C1, 1.013% 12/20/54 (f)	298,000	291,444
Class 2M1, 0.653% 12/20/54 (f)	546,000	533,988
Series 2007-2:
Class 2C1, 1.0143% 12/17/54 (f)	757,000	740,346
Class 3A1, 0.3343% 12/17/54 (f)	220,659	218,938
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (f)	151,584	161,645
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.362% 5/25/47 (f)	183,936	151,486
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.322% 2/25/37 (f)	278,460	255,682

	Principal Amount	Value
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.442% 7/25/35 (f)	$ 480,300	$ 458,173
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5003% 7/10/35 (c)(f)	96,517	88,262
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	9,537	9,188
TOTAL PRIVATE SPONSOR		18,913,960
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	634,111	687,371
Series 1999-57 Class PH, 6.5% 12/25/29	541,540	620,736
Series 2002-9 Class PC, 6% 3/25/17	41,005	43,030
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	21,473	21,638
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	1,055,669	1,110,927
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 0% 6/16/37 (f)(h)	65,112	125,271
TOTAL U.S. GOVERNMENT AGENCY		2,608,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,736,925)		21,522,933
Commercial Mortgage Securities - 7.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7116% 5/10/45 (f)	597,051	608,384
Series 2006-3 Class A4, 5.889% 7/10/44	3,639,041	3,924,593
Series 2006-5 Class A2, 5.317% 9/10/47	3,862,219	3,875,520
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	10,012,383	10,889,728
Series 2007-3 Class A3, 5.5907% 6/10/49 (f)	4,384,176	4,393,370
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	8,305,000	8,953,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.542% 1/25/36 (c)(f)	$ 507,500	$ 450,269
Class M1, 0.602% 1/25/36 (c)(f)	106,186	59,463
Class M2, 0.622% 1/25/36 (c)(f)	32,034	17,001
Class M3, 0.652% 1/25/36 (c)(f)	46,568	24,118
Series 2007-1 Class A2, 0.422% 3/25/37 (c)(f)	145,571	103,875
Series 2007-2A:
Class A1, 0.422% 7/25/37 (c)(f)	153,783	130,042
Class A2, 0.472% 7/25/37 (c)(f)	143,941	104,024
Class M2, 0.562% 7/25/37 (c)(f)	79,967	13,702
Class M3, 0.642% 7/25/37 (c)(f)	79,967	8,365
Class M4, 0.802% 7/25/37 (c)(f)	20,153	211
Series 2007-3:
Class A2, 0.442% 7/25/37 (c)(f)	205,142	146,854
Class M1, 0.462% 7/25/37 (c)(f)	84,039	54,034
Class M2, 0.492% 7/25/37 (c)(f)	88,349	50,430
Class M3, 0.522% 7/25/37 (c)(f)	193,075	75,945
Class M4, 0.652% 7/25/37 (c)(f)	305,127	70,299
Class M5, 0.752% 7/25/37 (c)(f)	114,207	20,398
Class M6, 0.952% 7/25/37 (c)(f)	2,396	17
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class H, 0.7018% 3/15/22 (c)(f)	45,230	45,244
Class J, 0.8518% 3/15/22 (c)(f)	147,000	143,229
C-BASS Trust floater Series 2006-SC1 Class A, 0.42% 5/25/36 (c)(f)	169,222	164,213
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	4,855,318	4,944,175
Class A4, 5.322% 12/11/49	16,150,000	17,570,263
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0018% 4/15/17 (c)(f)	44,103	44,116

	Principal Amount	Value
sequential payer Series 2006-C7 Class A1A, 5.7412% 6/10/46 (f)	$ 8,652,287	$ 9,305,552
Series 2004-LB4A Class A5, 4.84% 10/15/37	4,204,110	4,217,311
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	10,599	10,563
Series 2007-C3 Class A4, 5.6765% 6/15/39 (f)	2,384,734	2,589,068
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	3,026,628
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(f)(g)	11,272	0
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4718% 2/15/22 (c)(f)	19,794	19,591
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,801,928
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,280,537
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (f)	4,898,359	5,272,079
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	14,189	14,175
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (f)	920,000	997,597
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	890,000	905,778
Class DFX, 4.4065% 11/5/30 (c)	8,320,000	8,608,445
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4318% 11/15/18 (c)(f)	39,013	38,617
Class F, 0.4818% 11/15/18 (c)(f)	88,352	85,726
Class G, 0.5118% 11/15/18 (c)(f)	76,973	72,586
Class H, 0.6518% 11/15/18 (c)(f)	58,914	54,461
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,780,439	6,258,019
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 2,810,000	$ 3,025,347
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	9,747,982	10,530,385
Series 2007-CB18 Class A4, 5.44% 6/12/47	857,485	935,354
Series 2007-CB19 Class A4, 5.703% 2/12/49 (f)	4,967,639	5,475,452
Series 2007-LD11 Class A4, 5.8036% 6/15/49 (f)	6,664,597	7,328,844
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,134,669	5,607,844
Series 2006-LDP7 Class A4, 5.8634% 4/15/45 (f)	8,035,000	8,642,743
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,230,297	17,006,744
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	745,000	89,427
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8932% 7/15/44 (f)	3,733,000	4,144,209
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,445,592	13,586,902
Series 2007-C2 Class A3, 5.43% 2/15/40	957,494	1,050,164
Series 2007-C7 Class A3, 5.866% 9/15/45	4,487,299	5,045,870
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.829% 6/12/50 (f)	10,916,000	12,195,410
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	490,000	527,305
Series 2007-5 Class A4, 5.378% 8/12/48	2,479,276	2,674,849
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	3,875,000	4,256,153
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,109,978
Series 2007-7 Class B, 5.7432% 6/12/50 (f)	770,000	30,836
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (c)(f)	113,478	70,854
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (c)(f)	235,000	231,837

	Principal Amount	Value
Class E, 0.405% 10/15/20 (c)(f)	$ 294,000	$ 288,573
Class F, 0.455% 10/15/20 (c)(f)	176,000	171,871
Class G, 0.495% 10/15/20 (c)(f)	218,000	210,706
Class H, 0.585% 10/15/20 (c)(f)	137,000	125,566
Class J, 0.735% 10/15/20 (c)(f)	79,407	41,017
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	1,043,735	1,048,638
Series 2007-HQ12 Class A2, 5.5924% 4/12/49 (f)	2,136,264	2,136,816
Series 2007-IQ14 Class B, 5.722% 4/15/49 (f)	2,175,000	476,456
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,913,418	5,082,747
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5143% 9/15/21 (c)(f)	358,893	351,839
Class J, 0.7543% 9/15/21 (c)(f)	139,000	133,488
Series 2007-WHL8 Class F, 0.6318% 6/15/20 (c)(f)	1,046,000	964,347
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,746,125	4,039,409
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,357,746	3,665,067
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	15,137,445
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,201,595
Series 2007-C32 Class A3, 5.7454% 6/15/49 (f)	10,240,000	11,255,982
Series 2007-C33 Class A4, 5.9436% 2/15/51 (f)	5,735,000	6,275,449
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	3,204,807
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	4,633,727	5,018,840
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	8,202,639	8,897,837
Series 2007-C31 Class C, 5.6701% 4/15/47 (f)	2,455,000	2,365,402
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $289,369,611)		293,104,235
Municipal Securities - 2.7%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	$ 1,200,000	$ 1,224,768
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,151,665
6.65% 3/1/22	4,360,000	5,424,494
7.3% 10/1/39	6,270,000	8,922,649
7.5% 4/1/34	5,055,000	7,195,793
7.6% 11/1/40	10,310,000	15,587,586
7.625% 3/1/40	1,675,000	2,471,027
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	946,950
Series 2010 C1, 7.781% 1/1/35	4,760,000	5,892,547
Series 2012 B, 5.432% 1/1/42	1,205,000	1,196,914
6.314% 1/1/44	5,300,000	5,817,969
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	445,000	470,788
5.1% 6/1/33	20,780,000	20,878,082
Series 2010, 4.421% 1/1/15	2,850,000	2,903,837
Series 2010-1, 6.63% 2/1/35	3,720,000	4,248,054
Series 2010-3:
5.547% 4/1/19	120,000	132,737
6.725% 4/1/35	5,545,000	6,442,680
7.35% 7/1/35	2,580,000	3,123,967
Series 2011:
4.961% 3/1/16	365,000	388,261
5.365% 3/1/17	140,000	153,215
5.665% 3/1/18	3,680,000	4,108,168
5.877% 3/1/19	9,635,000	10,854,117
Series 2013:
2.69% 12/1/17	1,225,000	1,245,825
3.14% 12/1/18	1,270,000	1,291,806
TOTAL MUNICIPAL SECURITIES (Cost $105,130,514)		112,073,899
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	4,235,000	4,377,931

	Principal Amount	Value
5.75% 9/26/23 (c)	$ 3,877,000	$ 4,167,775
Brazilian Federative Republic:
4.25% 1/7/25	4,015,000	4,069,203
5.625% 1/7/41	4,104,000	4,411,800
United Mexican States:
4% 10/2/23	9,396,000	9,875,196
4.75% 3/8/44	4,170,000	4,253,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,949,151)		31,155,305
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $491,199)	487,000	498,797
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $294,490,988)	294,490,988	294,490,988
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $4,213,318,395)		4,333,679,044
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(164,532,286)
NET ASSETS - 100%		$ 4,169,146,758
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 7/1/44	$ (31,700,000)	(31,283,941)
4.5% 7/1/44	(7,500,000)	(8,116,406)
4.5% 7/1/44	(10,000,000)	(10,821,875)
4.5% 7/1/44	(7,200,000)	(7,791,750)
4.5% 7/1/44	(2,800,000)	(3,030,124)
TOTAL FANNIE MAE		(61,044,096)
Freddie Mac
4.5% 7/1/44	(10,200,000)	(11,031,939)
TOTAL TBA SALE COMMITMENTS (Proceeds $71,715,344)		$ (72,076,035)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 48,128	$ (46,457)	$ 0	$ (46,457)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	83,608	(80,703)	0	(80,703)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(54,351)	0	(54,351)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	64,313	(13,844)	0	(13,844)
TOTAL CREDIT DEFAULT SWAPS						$ (195,355)	$ 0	$ (195,355)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,079,868 or 4.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,522,871.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,747
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,361,129,997	$ -	$ 1,361,129,997	$ -
U.S. Government and Government Agency Obligations	1,213,754,819	-	1,213,754,819	-
U.S. Government Agency - Mortgage Securities	975,765,704	-	975,765,704	-
Asset-Backed Securities	30,182,367	-	28,057,059	2,125,308
Collateralized Mortgage Obligations	21,522,933	-	21,434,671	88,262
Commercial Mortgage Securities	293,104,235	-	293,033,381	70,854
Municipal Securities	112,073,899	-	112,073,899	-
Foreign Government and Government Agency Obligations	31,155,305	-	31,155,305	-
Bank Notes	498,797	-	498,797	-
Money Market Funds	294,490,988	294,490,988	-	-
Total Investments in Securities:	$ 4,333,679,044	$ 294,490,988	$ 4,036,903,632	$ 2,284,424
Derivative Instruments:
Liabilities
Swaps	$ (195,355)	$ -	$ (195,355)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (72,076,035)	$ -	$ (72,076,035)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (195,355)
Total Value of Derivatives	$ -	$ (195,355)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,918,827,407)	$ 4,039,188,056
Fidelity Central Funds (cost $294,490,988)	294,490,988
Total Investments (cost $4,213,318,395)		$ 4,333,679,044
Cash		2
Receivable for investments sold, regular delivery		50,269
Receivable for TBA sale commitments		71,715,344
Receivable for swaps		678
Interest receivable		25,520,160
Distributions receivable from Fidelity Central Funds		24,020
Other receivables		299,711
Total assets		4,431,289,228

Liabilities
Payable for investments purchased Regular delivery	$ 51,299,876
Delayed delivery	137,974,076
TBA sale commitments, at value	72,076,035
Payable for fund shares redeemed	272,875
Distributions payable	12
Bi-lateral OTC swaps, at value	195,355
Other payables and accrued expenses	324,241
Total liabilities		262,142,470

Net Assets		$ 4,169,146,758
Net Assets consist of:
Paid in capital		$ 4,072,715,550
Undistributed net investment income		3,669,519
Accumulated undistributed net realized gain (loss) on investments		(27,042,923)
Net unrealized appreciation (depreciation) on investments		119,804,612
Net Assets, for 39,226,288 shares outstanding		$ 4,169,146,758
Net Asset Value, offering price and redemption price per share ($4,169,146,758 ÷ 39,226,288 shares)		$ 106.28

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Interest		$ 60,594,285
Income from Fidelity Central Funds		142,747
Total income		60,737,032

Expenses
Custodian fees and expenses	$ 35,979
Independent trustees' compensation	7,819
Total expenses before reductions	43,798
Expense reductions	(7,909)	35,889
Net investment income (loss)		60,701,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,190,199
Swaps	(239,894)
Total net realized gain (loss)		950,305
Change in net unrealized appreciation (depreciation) on: Investment securities	115,179,712
Swaps	213,206
Delayed delivery commitments	(352,456)
Total change in net unrealized appreciation (depreciation)		115,040,462
Net gain (loss)		115,990,767
Net increase (decrease) in net assets resulting from operations		$ 176,691,910

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,701,143	$ 111,623,482
Net realized gain (loss)	950,305	(29,715,704)
Change in net unrealized appreciation (depreciation)	115,040,462	(143,796,025)
Net increase (decrease) in net assets resulting from operations	176,691,910	(61,888,247)
Distributions to shareholders from net investment income	(59,837,929)	(111,480,985)
Distributions to shareholders from net realized gain	-	(47,197,834)
Total distributions	(59,837,929)	(158,678,819)
Share transactions Proceeds from sales of shares	152,304,559	138,326,373
Reinvestment of distributions	59,837,917	158,678,818
Cost of shares redeemed	(105,598,625)	(383,113,369)
Net increase (decrease) in net assets resulting from share transactions	106,543,851	(86,108,178)
Total increase (decrease) in net assets	223,397,832	(306,675,244)

Net Assets
Beginning of period	3,945,748,926	4,252,424,170
End of period (including undistributed net investment income of $3,669,519 and undistributed net investment income of $2,806,305, respectively)	$ 4,169,146,758	$ 3,945,748,926
Other Information Shares
Sold	1,462,633	1,312,355
Issued in reinvestment of distributions	567,385	1,501,757
Redeemed	(1,006,148)	(3,663,162)
Net increase (decrease)	1,023,870	(849,050)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78
Income from Investment Operations
Net investment income (loss) D	1.559	2.829	3.111	3.817	3.943	4.762
Net realized and unrealized gain (loss)	2.968	(4.398)	3.442	4.385	4.424	9.818
Total from investment operations	4.527	(1.569)	6.553	8.202	8.367	14.580
Distributions from net investment income	(1.537)	(2.826)	(3.056)	(3.851)	(3.947)	(4.580)
Distributions from net realized gain	-	(1.205)	(2.247)	(1.891)	(3.760)	(.260)
Total distributions	(1.537)	(4.031)	(5.303)	(5.742)	(7.707)	(4.840)
Net asset value, end of period	$ 106.28	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52
Total ReturnB, C	4.40%	(1.46)%	6.16%	7.96%	8.12%	15.71%
Ratios to Average Net AssetsE, H
Expenses before reductionsG	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.99%A	2.68%	2.84%	3.57%	3.65%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,169,147	$ 3,945,749	$ 4,252,424	$ 3,790,381	$ 3,758,091	$ 3,957,226
Portfolio turnover rateF	170%A	333%	291%	302%	230%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps agreements, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,514,464
Gross unrealized depreciation	(19,775,515)
Net unrealized appreciation (depreciation) on securities and other investments	$ 123,738,949

Tax cost	$ 4,209,940,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (27,535,971)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (239,894)	$ 213,206

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $258,338,012 and $171,055,287, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $79,476.

8. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,819.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $90.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	12.35%
VIP Asset Manager: Growth Portfolio	1.07%
VIP Balanced Portfolio	15.52%
VIP Investment Grade Bond Portfolio	71.06%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2014 and for the year ended December 31, 2013, and the financial highlights for the six months ended June 30, 2014 and for each of the five years in the period ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2014 and for the year ended December 31, 2013, and the financial highlights for the six months ended June 30, 2014 and for each of the five years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2014

Not Part of Financial Report

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014